UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

 100 Half Day Road     Lincolnshire, IL       60069

    (Address of principal executive offices)   (Zip code)

Peter Ross     100 Half Day Road     Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant's telephone number, including area code:         847-295-5000

Date of fiscal year end:         December 31, 2009

Date of reporting period:        September 30, 2009

Item 1. Schedule of Investments.

The Hewitt Money Market Fund (the “Money Market Fund”), a series of Hewitt Series Trust, invests substantially all of its assets in a series of Master Investment Portfolio (“MIP”), the Money Market Master Portfolio (the “Master Portfolio”), and own a pro rata interest in the Master Portfolio’s net assets. As of September 30, 2009, the value of the Money Market Fund’s investment in the Master Portfolio was $311,512,035, which represents 1.40% of the Master Portfolio’s outstanding interests. The Master Portfolio’s Schedule of Investments is set forth below.

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Input other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the assets or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

As of September 30, 2009, the Fund valued its investment in its Master Portfolio using Level 2 inputs. The inputs and methods by which the Master Portfolio values its investments are disclosed in Note 1 of MIP’s Notes to Schedules of Investments, which are included in this filing.

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Unaudited)

September 30, 2009

Security			Face Amount	Value
CERTIFICATES OF DEPOSIT – 18.91%
Banco Bilbao Vizcaya Argentaria SA
0.27%, 12/01/09			$120,000,000	$120,001,016
0.30%, 11/03/09			150,000,000	150,000,687
0.30%, 11/09/09			100,000,000	100,000,000
Bank of Montreal
0.21%, 10/15/09			100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. NY
0.23%, 10/28/09			140,000,000	140,000,000
0.23%, 11/02/09			120,000,000	120,000,000
0.25%, 11/30/09			140,000,000	140,000,000
0.25%, 12/31/09			49,000,000	49,000,000
0.27%, 12/15/09			94,500,000	94,500,000
0.27%, 12/21/09			75,000,000	75,000,000
BNP Paribas
0.30%, 11/06/09			100,000,000	99,999,499
0.46%, 01/22/10			100,000,000	100,000,000
Calyon NY
0.25%, 12/10/09			133,000,000	133,000,000
0.31%, 03/29/10			75,000,000	75,000,000
0.32%, 11/03/09			26,000,000	26,000,000
0.46%, 02/22/10			115,000,000	115,000,000
Deutsche Bank AG
0.30%, 11/13/09			130,000,000	130,000,000
Istituto Bancario San Paolo di Torino SpA
0.22%, 10/14/09			150,000,000	150,000,000
0.26%, 10/05/09			175,000,000	175,000,000
0.29%, 11/05/09			95,000,000	95,000,000
National Bank of Canada
0.30%, 11/24/09			70,000,000	70,000,000
Rabobank Nederland NV NY
0.24%, 12/11/09			120,000,000	120,000,000
0.29%, 11/06/09			130,000,000	130,000,000
0.37%, 02/22/10			325,000,000	325,000,000
Royal Bank of Canada
0.30%, 03/29/10			250,000,000	250,000,000
Royal Bank of Scotland NY
0.32%, 12/21/09			50,000,000	50,000,000
0.49%, 10/22/09			50,000,000	50,000,000
0.50%, 10/16/09			50,000,000	50,000,000
Societe Generale NY
0.22%, 10/28/09			95,000,000	95,000,000
0.28%, 11/30/09			350,000,000	350,000,000
0.37%, 11/05/09			110,000,000	110,000,000
Svenska Handelsbanken NY
0.34%, 10/01/09			100,000,000	100,000,000
0.40%, 11/09/09			130,000,000	130,001,407
Toronto-Dominion Bank (The)
0.42%, 03/15/10			80,000,000	80,007,313
0.65%, 04/15/10			95,000,000	95,144,288
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $4,192,654,210)				4,192,654,210

Security			Face Amount	Value
COMMERCIAL PAPER – 40.63%
Alpine Securitization Corp.
0.20%, 10/14/09	(a	)	50,000,000	49,996,389
0.21%, 10/16/09	(a	)	290,000,000	289,974,626
Amsterdam Funding Corp.

0.25%, 12/18/09	(a	)	50,000,000	49,972,917
ANZ National International Ltd.
0.23%, 11/18/09			30,000,000	29,990,800
Atlantic Asset Securities Corp.
0.21%, 10/27/09	(a	)	25,000,000	24,996,208
0.25%, 12/02/09	(a	)	40,000,000	39,982,778
Banco Bilbao Vizcaya Argentaria SA London
0.45%, 12/15/09			125,000,000	124,882,813
Barton Capital Corp.
0.25%, 12/21/09	(a	)	37,026,000	37,005,173
0.29%, 11/06/09	(a	)	100,000,000	99,971,000
0.30%, 01/06/10	(a	)	47,050,000	47,011,968
0.30%, 11/12/09	(a	)	30,000,000	29,989,500
0.33%, 10/20/09	(a	)	32,028,000	32,022,422
0.34%, 10/01/09	(a	)	62,000,000	62,000,000
0.34%, 10/02/09	(a	)	15,000,000	14,999,859
0.34%, 10/05/09	(a	)	50,000,000	49,998,111
BNP Paribas Finance Inc.
0.46%, 01/11/10			150,000,000	149,804,925
Bryant Park Funding LLC
0.21%, 10/15/09	(a	)	80,000,000	79,993,467
0.21%, 10/20/09	(a	)	41,889,000	41,884,357
0.21%, 10/22/09	(a	)	84,092,000	84,081,699
0.21%, 10/27/09	(a	)	25,700,000	25,696,102
0.21%, 10/30/09	(a	)	70,000,000	69,988,158
CAFCO LLC
0.21%, 10/19/09	(a	)	85,000,000	84,991,075
Calyon North America Inc.
0.23%, 11/12/09			92,000,000	91,975,313
Cancara Asset Securitisation Ltd.
0.26%, 10/16/09	(a	)	80,000,000	79,991,333
0.32%, 12/14/09	(a	)	150,000,000	149,901,333
CBA (Delaware) Finance Inc.
0.28%, 11/16/09			20,000,000	19,992,845
0.29%, 11/04/09			60,000,000	59,983,566
0.30%, 03/18/10			85,000,000	84,881,000
0.31%, 03/22/10			70,000,000	69,896,322
Chariot Funding LLC
0.25%, 10/05/09	(a	)	251,000,000	250,993,028
Citibank Credit Card Issuance Trust
0.26%, 11/25/09	(a	)	50,000,000	49,980,139
0.28%, 12/22/09	(a	)	65,000,000	64,958,544
0.33%, 01/04/10	(a	)	99,000,000	98,913,788
Citibank Omni Master Trust
0.55%, 10/06/09	(a	)	35,000,000	34,997,326
0.55%, 10/07/09	(a	)	70,000,000	69,993,583
0.55%, 10/14/09	(a	)	90,000,000	89,982,125
Danske Corp.
0.21%, 10/15/09			50,000,000	49,995,917
0.21%, 11/02/09			146,000,000	145,972,747
0.22%, 10/26/09			77,600,000	77,588,144
DnB NOR Bank ASA
0.28%, 01/14/10			175,000,000	174,857,083
0.34%, 03/11/10			50,000,000	49,923,972
Edison Asset Securitization LLC
0.25%, 12/21/09	(a	)	60,000,000	59,966,250
Enterprise Funding LLC
0.21%, 10/23/09	(a	)	174,235,000	174,212,640
0.30%, 12/02/09	(a	)	200,000,000	199,896,667
Falcon Asset Securitization Corp.
0.25%, 10/05/09	(a	)	116,000,000	115,996,778
Gemini Securitization Corp.
0.21%, 10/21/09	(a	)	145,000,000	144,983,083
0.25%, 12/15/09	(a	)	55,000,000	54,971,354
0.26%, 11/30/09	(a	)	50,000,000	49,978,333
0.27%, 11/23/09	(a	)	50,000,000	49,980,125
General Electric Capital Corp.

0.25%, 12/09/09			45,000,000	44,978,438
Govco LLC
0.22%, 10/28/09	(a	)	25,000,000	24,995,875
0.22%, 10/29/09	(a	)	150,000,000	149,974,333
0.27%, 12/17/09	(a	)	26,000,000	25,984,985
ING US Funding LLC
0.25%, 12/01/09			50,000,000	49,978,819
Kitty Hawk Funding Corp.
0.21%, 10/19/09	(a	)	59,118,000	59,111,793
LMA Americas LLC
0.24%, 11/24/09	(a	)	110,000,000	109,960,400
Matchpoint Master Trust
0.22%, 10/27/09	(a	)	20,000,000	19,996,822
0.25%, 12/11/09	(a	)	25,000,000	24,987,674
National Australia Funding (Delaware) Inc.
0.35%, 10/19/09			120,000,000	119,979,000
National Bank of Canada
0.28%, 11/30/09			175,000,000	174,918,333
Nordea North America Inc.
0.25%, 01/25/10			25,000,000	24,979,861
0.28%, 11/13/09			35,000,000	34,988,503
0.31%, 03/15/10			150,000,000	149,786,875
Old Line Funding LLC
0.28%, 11/20/09	(a	)	25,000,000	24,990,278
0.29%, 11/05/09	(a	)	16,658,000	16,653,303
Park Avenue Receivables Corp.
0.25%, 10/05/09	(a	)	90,000,000	89,997,500
0.27%, 11/02/09	(a	)	50,000,000	49,988,000
Rabobank USA Finance Corp.
0.29%, 11/16/09			75,000,000	74,972,209
Ranger Funding Co. LLC
0.21%, 10/26/09	(a	)	185,000,000	184,973,021
0.26%, 12/02/09	(a	)	36,028,000	36,011,867
0.30%, 11/10/09	(a	)	50,000,000	49,983,334
0.32%, 10/23/09	(a	)	53,086,000	53,075,619
0.34%, 12/16/09	(a	)	56,461,000	56,420,473
RBS Holdings USA Inc.
0.35%, 12/22/09			60,000,000	59,952,167
0.40%, 01/05/10			75,000,000	74,920,000
Regency Markets No. 1 LLC
0.22%, 10/19/09	(a	)	74,000,000	73,991,860
0.37%, 10/15/09	(a	)	52,286,000	52,278,476
Santander Central Hispano Finance Inc.
0.45%, 01/22/10			50,000,000	49,929,375
0.50%, 01/14/10			236,000,000	235,655,834
Scaldis Capital LLC
0.26%, 10/13/09	(a	)	57,000,000	56,995,060
0.26%, 10/28/09	(a	)	50,000,000	49,990,250
0.27%, 10/08/09	(a	)	50,000,000	49,997,375
Societe Generale North America Inc.
0.25%, 12/18/09			18,535,000	18,524,960
0.25%, 12/23/09			80,000,000	79,953,889
0.25%, 12/28/09			180,000,000	179,890,000
0.34%, 03/24/10			150,000,000	149,753,500
Solitaire Funding Ltd.
0.30%, 12/10/09	(a	)	115,000,000	114,932,917
0.40%, 01/11/10	(a	)	100,000,000	99,886,667
Straight-A Funding LLC
0.22%, 11/17/09	(a	)	50,000,000	49,985,639
0.23%, 12/09/09	(a	)	50,000,000	49,977,958
0.23%, 12/11/09	(a	)	115,531,000	115,478,594
0.24%, 11/23/09	(a	)	125,118,000	125,073,792
0.24%, 11/24/09	(a	)	60,000,000	59,978,400
0.24%, 12/01/09	(a	)	50,000,000	49,979,667
0.24%, 12/01/09	(a	)	40,000,000	39,983,733
0.25%, 11/17/09	(a	)	33,000,000	32,989,229
0.25%, 11/20/09	(a	)	75,089,000	75,062,927

0.25%, 11/23/09	(a	)	70,000,000	69,974,236
0.26%, 11/24/09	(a	)	75,000,000	74,970,750
0.33%, 10/19/09	(a	)	45,506,000	45,498,492
Tempo Finance Ltd.
0.32%, 11/03/09	(a	)	25,000,000	24,992,667
0.40%, 10/14/09	(a	)	30,000,000	29,995,666
Thames Asset Global Securitization No. 1 Inc.
0.22%, 10/20/09	(a	)	42,000,000	41,995,123
0.25%, 12/07/09	(a	)	50,034,000	50,010,720
Ticonderoga Master Funding Ltd.
0.21%, 10/20/09	(a	)	66,012,000	66,004,684
0.31%, 01/06/10	(a	)	15,018,000	15,005,456
Toyota Motor Credit Corp.
0.35%, 10/05/09			75,000,000	74,997,084
Variable Funding Capital Corp.
0.28%, 11/16/09	(a	)	30,000,000	29,989,267
Westpac Banking Corp.
0.27%, 01/11/10			50,000,000	49,961,750
0.28%, 11/24/09			30,000,000	29,987,400
0.35%, 04/14/10			200,000,000	199,620,833
Westpac Securities NZ Ltd.
0.34%, 10/02/09			70,000,000	69,999,339
Windmill Funding Corp.
0.20%, 10/14/09	(a	)	50,000,000	49,996,389
0.26%, 12/01/09	(a	)	52,000,000	51,977,091
Yorktown Capital LLC
0.21%, 10/22/09	(a	)	126,284,000	126,268,530
0.21%, 10/23/09	(a	)	66,809,000	66,800,426
0.26%, 01/05/10	(a	)	31,671,000	31,649,041
0.30%, 11/17/09	(a	)	50,000,000	49,980,417
0.33%, 10/19/09	(a	)	80,000,000	79,986,800
TOTAL COMMERCIAL PAPER
(Cost: $9,010,509,430)				9,010,509,430

Security	Face Amount	Value
MEDIUM-TERM NOTES – 8.97%
Federal Home Loan Bank
0.31%, 01/06/10	24,450,000	24,429,577
0.31%, 01/13/10	31,000,000	30,972,237
0.31%, 01/20/10	50,000,000	49,952,209
0.32%, 11/12/09	76,662,000	76,633,380
0.32%, 11/13/09	100,000,000	99,961,778
0.32%, 01/20/10	150,000,000	149,992,127
Federal Home Loan Mortgage Corp.
0.24%, 03/08/10	50,000,000	49,947,333
0.25%, 03/15/10	50,000,000	49,942,708
0.25%, 03/23/10	150,000,000	149,819,792
0.26%, 03/23/10	173,088,000	172,875,895
0.28%, 12/14/09	27,605,000	27,589,112
0.29%, 12/14/09	100,000,000	99,940,389
0.30%, 01/19/10	25,400,000	25,376,717
0.30%, 01/04/10	50,000,000	49,960,417
0.31%, 01/11/10	178,275,000	178,118,416
0.32%, 11/09/09	63,894,000	63,871,850
0.34%, 02/02/10	200,000,000	199,765,777
Federal National Mortgage Association
0.30%, 01/05/10	90,000,000	89,928,000
0.31%, 01/13/10	250,000,000	249,776,112
0.32%, 01/13/10	50,000,000	49,954,500
0.32%, 11/18/09	100,000,000	99,957,333
TOTAL MEDIUM-TERM NOTES
(Cost: $1,988,765,659)		1,988,765,659

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 18.48%
Banc of America Securities LLC Tri-Party 0.28%, dated 9/30/09, due 10/1/09, maturity value $325,002,528 (collateralized by non-U.S. government debt securities, value $341,250,000).			325,000,000	325,000,000
Bank of America N.A. Tri-Party 0.05%, dated 9/30/09, due 10/1/09, maturity value $67,335,094 (collateralized by U.S. government obligations, value $68,681,700).			67,335,000	67,335,000
BNP Paribas Securities Services Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $585,004,063 (collateralized by non-U.S. government debt securities, value $602,550,941).			585,000,000	585,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.30%, dated 9/30/09, due 10/1/09, maturity value $600,005,000 (collateralized by U.S. government obligations, value $604,656,307).			600,000,000	600,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.50%, dated 9/30/09, due 10/1/09, maturity value $80,001,111 (collateralized by U.S. government obligations, value $85,272,043).			80,000,000	80,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.70%, dated 9/30/09, due 10/19/09, maturity value $80,029,556 (collateralized by U.S. government obligations, value $85,272,043).	(b	)	80,000,000	80,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.44%, dated 9/30/09, due 12/28/09, maturity value $100,108,778 (collateralized by non-U.S. government debt securities, value $105,000,000).	(b	)	100,000,000	100,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.49%, dated 9/30/09, due 12/29/09, maturity value $25,030,625 (collateralized by U.S. government obligations, value $26,250,000).	(b	)	25,000,000	25,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $180,001,750 (collateralized by non-U.S government debt securities, value $190,473,319).			180,000,000	180,000,000
Greenwich Capital Markets Inc. Tri-Party 0.35%, dated 9/30/09, due 10/1/09, maturity value $425,004,132 (collateralized by non-U.S. government debt securities, value $444,437,743).			425,000,000	425,000,000
HSBC Securities Inc. Tri-Party 0.18%, dated 9/30/09, due 10/1/09, maturity value $100,000,500 (collateralized by non-U.S. government debt securities, value $104,622,195).			100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.25%, dated 9/30/09, due 10/1/09, maturity value $100,000,694 (collateralized by non-U.S. government debt securities, value $103,002,801).			100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.45%, dated 9/30/09, due 10/1/09, maturity value $370,004,625 (collateralized by non-U.S. government debt securities, value $388,502,425).			370,000,000	370,000,000
J.P. Morgan Securities Inc. Tri-Party 0.80%, dated 7/1/09, due 10/1/09, maturity value $225,005,000 (collateralized by non-U.S. government debt securities, value $236,252,286).			225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.80%, dated 7/1/09, due 10/1/09, maturity value $225,005,000 (collateralized by non-U.S. government debt securities, value $236,253,243).			225,000,000	225,000,000
Morgan Stanley Tri-Party 0.23%, dated 9/30/09, due 10/1/09, maturity value $610,003,897 (collateralized by non-U.S. government debt securities, value $672,394,869).			610,000,000	610,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost: $4,097,335,000)				4,097,335,000

Security			Face Amount	Value
TIME DEPOSITS – 5.61%
Banco Santander SA
0.31%, 12/01/09	(b	)	275,000,000	275,000,000
0.35%, 01/04/10	(b	)	100,000,000	100,000,000
Bank of Nova Scotia
0.04%, 10/01/09			954,000	954,000
Branch Banking and Trust
0.01%, 10/01/09			100,000,000	100,000,000
ING Groep NV
0.30%, 12/31/09	(b	)	73,000,000	73,000,000
0.51%, 10/08/09	(b	)	75,000,000	75,000,000
KBC Bank NV
0.01%, 10/01/09			170,183,000	170,183,000
Royal Bank of Canada
0.00%, 10/01/09			350,000,000	350,000,000
0.25%, 12/23/09	(b	)	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $1,244,137,000)				1,244,137,000

Security			Face Amount	Value
U.S. TREASURY OBLIGATIONS – 3.58%
U.S. Treasury Bills
0.27%, 11/19/09	(c	)	125,000,000	124,954,063
0.28%, 01/14/10	(c	)	300,000,000	299,755,000
0.29%, 01/21/10	(c	)	75,000,000	74,932,334
0.30%, 11/27/09	(c	)	90,000,000	89,957,567
0.30%, 12/03/09	(c	)	75,000,000	74,960,625
0.31%, 12/10/09	(c	)	45,000,000	44,972,875
0.35%, 12/10/09	(c	)	85,000,000	84,942,153
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $794,474,617)				794,474,617

Security			Face Amount	Value
VARIABLE & FLOATING RATE NOTES – 5.02%
Bank of America N.A.
0.81%, 10/02/09			225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp.
0.61%, 05/12/10			30,000,000	30,000,000
Federal Home Loan Bank
0.31%, 06/01/10			110,000,000	110,000,000
0.50%, 05/20/10			274,000,000	274,000,000
0.61%, 04/07/10			75,000,000	75,000,000
Lloyds TSB Bank PLC
0.20%, 10/06/09			75,000,000	75,000,000
Royal Bank of Canada
0.90%, 10/01/09			125,000,000	125,000,000
Toyota Motor Credit Corp. Series 1
0.61%, 10/02/09			200,000,000	200,000,000
TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,114,000,000)				1,114,000,000

TOTAL INVESTMENTS IN SECURITIES – 101.20%
(Cost: $22,441,875,916)				22,441,875,916
Other Assets, Less Liabilities – (1.20)%				(265,948,673)
NET ASSETS – 100.00%				$22,175,927,243

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	The rate quoted is the yield to maturity.

See accompanying notes to schedule of investments.

MONEY MARKET MASTER PORTFOLIO

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the Money Market Master Portfolio (the “Master Portfolio”).

PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

As of September 30, 2009, the value of each of the Master Portfolio’s investments was classified as a Level 2 Price. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

FEDERAL INCOME TAXES

As of September 30, 2009, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the management of each Master Portfolio to continue uninterrupted, the Board approved a new investment advisory agreement for each Master Portfolio subject to shareholder approval. A special meeting of shareholders of the Master Portfolios is scheduled to be held on November 20, 2009. Each shareholder of record as of the close of business on September 30, 2009 will receive notice of and be entitled to vote at the meeting.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong President

Date:	November 25, 2009

By:	/s/ Douglas S. Keith
Douglas S. Keith Treasurer and Chief Financial Officer

Date:	November 25, 2009